Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 4,090,094
Property, plant and equipment	3,997,789	$ 4,090,094
Additions from deliveries of vessels and corresponding drydock | vessel		8
Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,472,536	$ 3,186,879
Additions	84,418	346,005
Vessels acquired in merger with NPTI		1,131,250
Disposal of vessels		(187,848)
Write-offs	(1,500)	(3,750)
Property, plant and equipment	4,555,454	4,472,536
Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(382,442)	(273,625)
Charge for the period	(176,723)	(141,418)
Disposal of vessels		28,851
Write-offs	1,500	3,750
Property, plant and equipment	(557,665)	(382,442)
Vessels [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,041,945
Property, plant and equipment	3,962,659	4,041,945
Vessels [member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,389,648	3,126,790
Additions	79,454	333,338
Vessels acquired in merger with NPTI		1,113,618
Disposal of vessels		(184,098)
Write-offs	0	0
Property, plant and equipment	4,469,102	4,389,648
Vessels [member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(347,703)	(246,210)
Charge for the period	(158,740)	(127,369)
Disposal of vessels		25,876
Write-offs	0	0
Property, plant and equipment	(506,443)	(347,703)
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	48,149
Property, plant and equipment	35,130	48,149
Drydock [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	82,888	60,089
Additions	4,964	12,667
Vessels acquired in merger with NPTI		17,632
Disposal of vessels		(3,750)
Write-offs	(1,500)	(3,750)
Property, plant and equipment	86,352	82,888
Drydock [Member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(34,739)	(27,415)
Charge for the period	(17,983)	(14,049)
Disposal of vessels		2,975
Write-offs	1,500	3,750
Property, plant and equipment	$ (51,222)	$ (34,739)